UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21552

J.P. Morgan Access Multi-Strategy Fund, L.L.C.
(Exact name of registrant as specified in charter)
270 Park Avenue, Floor 22 New York, NY 10017
(Address of principal executive offices) (Zip code)
Frank J. Nasta, Esq. J.P. Morgan Investment Management Inc. 270 Park Avenue, Floor 9 New York, NY 10017
(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  March 31

Date of reporting period:   December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments

December 31, 2014

(Unaudited)

Investment Fund	Cost ($)	Fair Value ($)	% of Members’ Capital	Liquidity (e)

Diversified
Aristeia Partners, L.P. (b)	53,000,000	51,895,202	1.76	Quarterly
OZ Domestic Partners II, L.P. (b)	265,000,000	304,973,629	10.33	Quarterly
Winton Diversified Futures Fund (US) L.P.	54,000,000	59,581,348	2.02	Monthly

Total	372,000,000	416,450,179	14.11

Event Driven - Core
Apollo Asia Opportunity Fund, L.P.	94,637	28,210	0.00 (a)	Side Pocket**
Corvex Partners LP (b)	119,500,000	147,794,925	5.00	Quarterly
Deephaven Event Fund LLC	81,842	8,128	0.00 (a)	In Liquidation***
OZ Asia Domestic Partners, L.P.	48,122,961	52,571,052	1.78	Quarterly
Paulson Partners Enhanced, L.P. (b)	167,569,471	172,179,475	5.85	Semi-Annual
Perry Partners, L.P.	76,700,292	75,150,769	2.54	Quarterly
Third Point Partners Qualified L.P. (b)	111,619,644	136,416,720	4.62	Quarterly
Tyrus Capital Event Fund, L.P.	4,137,940	5,310,400	0.18	Quarterly
ValueAct Capital Partners, L.P.	165,490	482,718	0.02	Side Pocket**

Total	527,992,277	589,942,397	19.99

Event Driven - Distressed
Caspian Select Credit Fund, L.P.	115,800,000	130,828,043	4.45	Quarterly
GSO Special Situations Fund L.P.	161,200,000	152,392,712	5.17	Quarterly
Strategic Value Restructuring Fund, LP	1,493,471	241,640	0.00 (a)	Side Pocket**
SVRF (Onshore) Holdings LLC	71,440	35,802	0.00 (a)	In Liquidation***
York Credit Opportunities Fund, L.P. (b)	190,650,000	208,190,279	7.05	Quarterly
York European Opportunities Fund LP	140,000,000	134,277,366	4.55	Quarterly

Total	609,214,911	625,965,842	21.22

Long/Short Equities
Brahman Partners III, L.P. (b)	118,850,000	136,577,504	4.62	Quarterly
Copper River Partners, L.P.	57,214	14,968	0.00 (a)	In Liquidation***
Glenview Institutional Partners, L.P. (b)	164,276,141	213,109,370	7.23	Quarterly*
JANA Partners Qualified, L.P. (b)	165,000,000	167,581,279	5.68	Quarterly
Miura Global Partners II, LP (b)	135,000,000	135,123,910	4.58	Monthly
Pershing Square, L.P. (b)	85,000,000	91,321,408	3.09	Quarterly
Shannon River Partners II, LP	98,500,000	99,331,762	3.37	Quarterly

Total	766,683,355	843,060,201	28.57

Opportunistic/Macro
Black River Commodity Multi-Strategy Fund LLC	512,281	296,243	0.01	Side Pocket**
Brevan Howard L.P. (b)	12,333,588	13,926,110	0.47	Monthly
D.E. Shaw Oculus Fund, L.L.C. (b)	81,392,961	103,431,728	3.51	Quarterly

Total	94,238,830	117,654,081	3.99

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2014

(Unaudited)

Investment Fund	Cost ($)		Fair Value ($)	% of Members’ Capital	Liquidity (e)

Relative Value
GoldenTree Partners, L.P. Side Pocket (b)	4,177,312		9,276,701	0.31	Side Pocket**
Good Hill SPV, Ltd.	213,659		187,003	0.01	In Liquidation***
Magnetar Capital Fund, LP	287,730		63,435	0.00 (a)	Side Pocket**
Magnetar Risk Linked Fund (US), Ltd.	411,795		744,495	0.03	Side Pocket**
Magnetar SPV LLC	31,064		34,338	0.00 (a)	In Liquidation***
Marathon Credit Opportunity Fund, L.P.	40,506,882		47,763,310	1.62	Semi-Annual
Pine River Fund, L.P. (b)	26,000,000		26,635,707	0.90	Quarterly
Rose Grove Partners I, LP	84,000,000		83,317,538	2.83	Quarterly
Tricadia Credit Strategies L.P.	94,000,000		95,167,763	3.22	Quarterly
Waterfall Victoria Fund, L.P.	6,378		95,137	0.00 (a)	Side Pocket**

Total	249,634,820		263,285,427	8.92

Total Investments in Investment Funds	2,619,764,193		2,856,358,127	96.80

Investment in Securities

In-Kind Securities
United States:
Energy
Blacklight Power, Inc. (f),(g)	179,400		179,400	0.01	Side Pocket**

Total Investment in Securities	179,400		179,400	0.01

Short-Term Investment

Investment Company
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.01% (b),(c),(d)	78,715,249		78,715,249	2.67	Daily

Total Investments	2,698,658,842	†	2,935,252,776	99.48

Other Assets, less Liabilities			15,235,502	0.52

Members’ Capital			2,950,488,278	100.00

(a)	Amount rounds to less than 0.01%.
(b)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit.
(c)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of December 31, 2014.
(e)	Certain funds may be subject to an initial lockup period.
(f)

As of October 31, 2014, J.P. Morgan Access Multi-Strategy Fund, L.L.C., is the registered holder of 14.95 shares of BlackLight Power, Inc. common stock received via an in-kind distribution from Black Bear Liquidating Fund.

(g)	No investment in any single issuer exceeded five percent of Members’ Capital as of December 31, 2014.
*	An amount less than 5% of this investment is currently in a side pocket.
**	A side pocket is an account within the Investment Fund that has additional restrictions on liquidity.
***

The Investment Fund is in the process of ceasing its operations or has created a special purpose vehicle to handle the orderly disposition of the underlying assets, which may result in J.P. Morgan Access Multi-Strategy Fund, L.L.C.’s delayed receipt of redemption proceeds.

†	Aggregate cost for U.S. federal income tax purposes is substantially the same.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Schedule of Investments (continued)

December 31, 2014

(Unaudited)

Investment Strategy as a Percentage of Total Investments

Diversified	14.19%
Event Driven-Core	20.10%
Event Driven-Distressed	21.33%
Long/Short Equities	28.72%
Opportunistic/Macro	4.01%
Relative Value	8.97%
In-Kind Securities	0.01%
Short-Term Investment	2.67%

Total	100.00%

The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 15% to 30% of net profits earned.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Schedule of Investments December 31, 2014 (Unaudited)

1. Valuation of Investments

The valuation of the investments is in accordance with GAAP and the J.P. Morgan Access Multi-Strategy Fund, L.L.C.’s (the “Fund”) valuation policies set forth by and under the supervision and responsibility of the Board of Directors (the “Board”), which established the following approach to valuation, as described more fully below: the Fund values its investments in Investment Funds at fair value. Fair value as of each month-end ordinarily is the net asset value (“NAV”) determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P.Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund as described in detail below. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

The Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically.

On a monthly basis, NAV is used to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Administrator believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end NAV to the Fund on a timely basis, the Administrator would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid investments, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Schedule of Investments December 31, 2014 (Unaudited) (continued)

Investments in other open-end investment companies (the “Underlying Funds”) are valued at such company’s NAV per share as of the valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other significant observable inputs (including the Investment Fund’s ability to be redeemed within three months of the reporting date at fair value).

Level 3 – Significant unobservable inputs and include restrictions on redemptions of the Investment Funds due to terms of the investment or gates, suspensions, etc. imposed by the Investment Fund such that the Fund cannot redeem at fair value within three months of the reporting date.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input, by strategy, as presented on the Schedule of Investments:

Investments in Investment Funds	Total Fair Value at December 31, 2014	Level 1	Level 2	Level 3
Diversified	$416,450,179	$—	$416,450,179	$—
Event Driven - Core	589,942,397	—	589,423,341	519,056
Event Driven - Distressed	625,965,842	—	587,762,264	38,203,578
Long/Short Equities	843,060,201	—	699,408,864	143,651,337
Opportunistic/Macro	117,654,081	—	117,357,838	296,243
Relative Value	263,285,427	—	252,884,318	10,401,109
Investment in Securities
In-Kind Securities	179,400	—	—	179,400
Short-Term Investment
Investment Company	78,715,249	78,715,249	—	—
Total Investments	$2,935,252,776	$78,715,249	$2,663,286,804	$193,250,723

J.P. Morgan Access Multi-Strategy Fund, L.L.C.

Notes to Schedule of Investments December 31, 2014 (Unaudited) (continued)

The following is a summary of each strategy for which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Strategy	Balance as of March 31, 2014	Transfers into Level 3 (a)	Transfers out of Level 3 (a)	Net realized gain / (loss)	Net change in unrealized appreciation / (depreciation)	Purchases	Sales	Balance as of December 31, 2014

Diversified	$286,939	$–	$(1,450)	$(232,874)	$265,924	$–	$(318,539)	$–
Event Driven - Core	265,743,340	–	(265,164,645)	–	(59,639)	–	–	519,056
Event Driven - Distressed	119,452,166	–	(118,817,245)	(94,813)	(2,024,472)	40,000,000	(312,058)	38,203,578
Long/Short Equities	68,136,085	–	(67,969,549)	97,842	9,575,570	134,000,000	(188,611)	143,651,337
Opportunistic/Macro	367,980	–	–	(18,155)	(26,234)	–	(27,348)	296,243
Relative Value	8,300,838	–	–	474,575	2,495,159	–	(869,463)	10,401,109
Investment in Securities
In-Kind Securities	–	–	–	–	–	179,400	–	179,400

Total	$462,287,348	$–	$(451,952,889)	$226,575	$10,226,308	$174,179,400	$(1,716,019)	$193,250,723

(a) The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are typically due to the Fund’s consideration of liquidity terms of its investments in the Underlying Funds and reflect the Fund’s ability (classified as Level 2) or inability (classified as Level 3) to redeem its investments in the Underlying Funds within three months from the measurement date. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2014.

The change in unrealized appreciation/(depreciation) attributable to securities owned at December 31, 2014, which were valued using significant unobservable inputs (Level 3), is as follows:

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Event Driven - Core	$(59,639)
Event Driven - Distressed	(2,024,472)
Long/Short Equities	9,629,425
Opportunistic/Macro	(26,234)
Relative Value	2,495,159

Total	$10,014,239

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Access Multi-Strategy Fund, L.L.C.

By (Signature and Title)*	/s/ Robert L. Young
Robert L. Young, Principal Executive Officer (principal executive officer)

Date	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert L. Young
Robert L. Young, Principal Executive Officer (principal executive officer)

Date	February 26, 2015

By (Signature and Title)*	/s/ Lauren Paino
Lauren Paino, Principal Financial Officer (principal financial officer)

Date	February 26, 2015

* Print the name and title of each signing officer under his or her signature.